SHARE OPTIONS, RESTRICED STOCK UNITS AND WARRANTS - Valuation of options and warrants (Details)	12 Months Ended
Dec. 31, 2024 USD ($) £ / shares
SHARE OPTIONS, RESTRICED STOCK UNITS AND WARRANTS
Grant date share price	£ 0.115
Exercise price	£ 0.1125
Volatility	113.00%
Life | $	5
Risk free rate	3.90%